Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information
Segment Information
The Company’s business is conducted globally. The Company’s chief operating decision maker is the Chief Executive Officer who reviews financial information presented on a consolidated basis accompanied by information about revenue by geographic region for purposes of allocating resources and evaluating financial performance. There is one business activity and there are no segment managers who are held accountable for operations, operating results, and plans for levels, components, or types of products or services below the consolidated unit level. Accordingly, there is a single reporting segment and operating unit structure.
Revenue by geographic area is attributed based on the billing address of the customer and is as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Revenue:
Americas
United States	$99,519	$133,615	$162,479
Other Americas	3,865	4,949	6,176
Total Americas	103,384	138,564	168,655
Europe, Middle East, and Africa (“EMEA”)	15,023	18,918	36,300
Asia Pacific and Japan (“APJ”)	7,552	9,359	15,916
Total revenue	$125,959	$166,841	$220,871

Long-lived assets, net by geographic area are attributed based on legal entity structure and are as follows (in thousands):

	December 31,
	2016	2017
Long-lived assets, net:
United States	$21,141	$18,989
Israel	3,051	3,453
Other	344	818
Total long-lived assets, net	$24,536	$23,260